Reclassifications from Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Accumulated other comprehensive loss
Balance - beginning of period	$ 581,428	$ 57,056	$ (2,113,702)
Balance - end of period	614,070	581,428	57,056
Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive loss
Balance - beginning of period	(47,781)	(45,850)	(37,334)
Other comprehensive (loss) income before reclassifications, net of $1,553, $(3,162), and $(7,506) tax expense (benefit)	2,356	(3,633)	(10,578)
Amounts reclassified from accumulated other comprehensive loss to net income, net of $000 and $451 tax expense	3,108	1,702	2,062
Balance - end of period	(42,317)	(47,781)	(45,850)
Defined benefit pension plans
Accumulated other comprehensive loss
Balance - beginning of period	(47,781)	(45,850)	(37,334)
Other comprehensive (loss) income before reclassifications, net of $1,553, $(3,162), and $(7,506) tax expense (benefit)	2,356	(3,633)	(10,578)
Amounts reclassified from accumulated other comprehensive loss to net income, net of $000 and $451 tax expense	3,108	1,702	2,062
Balance - end of period	(42,317)	(47,781)	(45,850)
Other comprehensive (loss) income before reclassifications, tax expense (benefit)	1,553	(3,162)	(7,506)
Amounts reclassified from accumulated other comprehensive loss to net income, tax expense	$ 2,047	$ 1,481	$ 1,464